December 31, 2008	• Pacific Select Fund • Separate Account A of Pacific Life Insurance Company

Annual
Reports

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Statements of Cash Flows	D-19
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Where to Go for More Information	H-14

The 2008 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“P SF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2008 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
December 31, 2008
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	77,196	$783,238	$492,826
International Value	International Value	220,139	3,064,297	1,920,859
Long/Short Large-Cap (1)	Long/Short Large-Cap	103,957	1,037,801	680,926
International Small-Cap	International Small-Cap	102,099	972,890	550,959
Equity Index	Equity Index	58,467	1,585,261	1,145,372
Small-Cap Index	Small-Cap Index	24,473	216,399	190,934
Diversified Research	Diversified Research	88,836	912,710	603,679
Equity	Equity	6,528	102,628	73,204
American Funds® Growth-Income	American Funds Growth-Income	144,091	1,536,543	1,046,881
American Funds Growth	American Funds Growth	155,977	1,725,846	1,070,818
Large-Cap Value	Large-Cap Value	212,992	2,461,187	1,849,596
Technology	Technology	10,682	34,541	31,857
Short Duration Bond	Short Duration Bond	165,000	1,586,110	1,452,967
Floating Rate Loan	Floating Rate Loan	100,059	944,787	616,267
Diversified Bond	Diversified Bond	202,343	2,008,536	1,750,262
Growth LT	Growth LT	71,186	1,267,748	945,904
Focused 30	Focused 30	38,754	474,765	291,687
Health Sciences	Health Sciences	8,047	62,017	59,394
Mid-Cap Equity (2)	Mid-Cap Equity (2)	280,592	4,182,879	2,440,362
Large-Cap Growth	Large-Cap Growth	128,832	831,476	474,427
International Large-Cap	International Large-Cap	396,959	2,558,407	1,829,671
Small-Cap Value	Small-Cap Value	39,714	460,725	355,592
Multi-Strategy	Multi-Strategy	10,334	143,581	94,979
Main Street® Core	Main Street Core	90,570	1,719,789	1,194,585
Emerging Markets	Emerging Markets	98,204	1,147,932	864,585
Money Market	Money Market	100,461	1,013,833	1,014,505
High Yield Bond	High Yield Bond	114,703	702,465	535,170
Managed Bond	Managed Bond	341,002	3,694,317	3,588,803
Inflation Managed	Inflation Managed	361,814	3,997,762	3,600,873
Comstock	Comstock	229,538	2,168,453	1,363,420
Mid-Cap Growth	Mid-Cap Growth	110,411	835,631	524,145
Real Estate	Real Estate	42,300	535,503	371,242
Small-Cap Equity	Small-Cap Equity	61,637	763,271	569,047

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth	AllianceBernstein VPS Balanced Wealth
Strategy Class B (1)	Strategy Class B	6,197	59,705	53,171

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III (1)	BlackRock Global Allocation V.I. Class III	69,861	910,547	789,426

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 4 (1)	Allocation Class 4	19,413	136,397	109,100

	Prudential Series Fund, Inc.
Jennison	Jennison (Class II)	22	267	320
Value	Value (Class II)	31	438	335
SP International Growth (3)	SP International Growth (Class II) (3)	86	359	290
SP Prudential U.S. Emerging Growth	SP Prudential U.S. Emerging Growth (Class II)	44	278	197

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Core Bond	86	925	946
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	30	295	236
JPMorgan Insurance Trust Diversified Equity	JPMorgan Insurance Trust Diversified Equity	5,353	93,426	57,493
JPMorgan Insurance Trust Diversified Mid Cap Value	JPMorgan Insurance Trust Diversified Mid Cap Value	30	286	134
JPMorgan Insurance Trust Intrepid Growth	JPMorgan Insurance Trust Intrepid Growth	11	123	104
JPMorgan Insurance Trust Diversified Mid Cap Growth	JPMorgan Insurance Trust Diversified Mid Cap Growth	9	152	88

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.

(3)	Formerly named SP William Blair International Growth Variable Account and SP William Blair International Growth Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

I-1

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$492,826	$1,920,859	$680,926	$550,959	$1,145,372	$190,934	$603,679
Receivables:
Due from Pacific Life Insurance Company	529	2,082	467	648	585	63	371

Total Assets	493,355	1,922,941	681,393	551,607	1,145,957	190,997	604,050

LIABILITIES
Payables:
Fund shares purchased	529	2,082	467	648	585	52	371
Other	39	22	85	54	107	—	38

Total Liabilities	568	2,104	552	702	692	52	409

NET ASSETS	$492,787	$1,920,837	$680,841	$550,905	$1,145,265	$190,945	$603,641

NET ASSETS CONSIST OF:
Accumulation units	$492,659	$1,920,380	$680,739	$550,826	$1,144,988	$190,827	$603,502
Contracts in payout (annuitization) period	128	457	102	79	277	118	139

NET ASSETS	$492,787	$1,920,837	$680,841	$550,905	$1,145,265	$190,945	$603,641

Units Outstanding	70,481	231,729	104,216	102,125	110,236	18,261	80,959

Accumulation Unit Value	$5.82 - $7.64	$5.29 - $9.59	$6.44 - $6.58	$5.21 - $6.05	$6.30 - $14.58	$6.05 - $10.83	$5.90 - $7.71

Cost of Investments	$783,238	$3,064,297	$1,037,801	$972,890	$1,585,261	$216,399	$912,710

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$73,204	$1,046,881	$1,070,818	$1,849,596	$31,857	$1,452,967	$616,267
Receivables:
Due from Pacific Life Insurance Company	—	722	1,124	460	—	—	385
Fund shares redeemed	—	—	—	—	14	270	—

Total Assets	73,204	1,047,603	1,071,942	1,850,056	31,871	1,453,237	616,652

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	14	270	—
Fund shares purchased	—	722	1,124	460	—	—	385
Other	6	75	71	54	3	15	67

Total Liabilities	6	797	1,195	514	17	285	452

NET ASSETS	$73,198	$1,046,806	$1,070,747	$1,849,542	$31,854	$1,452,952	$616,200

NET ASSETS CONSIST OF:
Accumulation units	$73,089	$1,046,527	$1,070,546	$1,849,056	$31,847	$1,452,562	$616,050
Contracts in payout (annuitization) period	109	279	201	486	7	390	150

NET ASSETS	$73,198	$1,046,806	$1,070,747	$1,849,542	$31,854	$1,452,952	$616,200

Units Outstanding	8,382	138,531	141,837	207,482	8,023	148,056	91,039

Accumulation Unit Value	$5.90 - $9.25	$6.19 - $8.05	$5.73 - $8.09	$6.45 - $10.08	$3.22 - $6.65	$9.34 - $10.49	$6.71 - $7.42

Cost of Investments	$102,628	$1,536,543	$1,725,846	$2,461,187	$34,541	$1,586,110	$944,787

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008
(in thousands, except accumulation unit values)

	Variable Accounts
	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity(1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$1,750,262	$945,904	$291,687	$59,394	$2,440,362	$474,427	$1,829,671
Receivables:
Due from Pacific Life Insurance Company	—	951	318	—	1,899	553	728
Fund shares redeemed	240	—	—	7	—	—	—

Total Assets	1,750,502	946,855	292,005	59,401	2,442,261	474,980	1,830,399

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	240	—	—	7	—	—	—
Fund shares purchased	—	951	318	—	1,899	522	728
Other	194	57	31	2	184	—	27

Total Liabilities	434	1,008	349	9	2,083	522	755

NET ASSETS	$1,750,068	$945,847	$291,656	$59,392	$2,440,178	$474,458	$1,829,644

NET ASSETS CONSIST OF:
Accumulation units	$1,749,688	$945,573	$291,617	$59,373	$2,439,630	$474,357	$1,829,261
Contracts in payout (annuitization) period	380	274	39	19	548	101	383

NET ASSETS	$1,750,068	$945,847	$291,656	$59,392	$2,440,178	$474,458	$1,829,644

Units Outstanding	186,111	89,969	35,531	6,193	223,293	103,892	224,083

Accumulation Unit Value	$9.10 - $9.72	$6.10 - $15.96	$4.94 - $11.74	$7.61 - $11.18	$5.58 - $13.36	$4.10 - $6.39	$6.41 - $11.67

Cost of Investments	$2,008,536	$1,267,748	$474,765	$62,017	$4,182,879	$831,476	$2,558,407

	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$355,592	$94,979	$1,194,585	$864,585	$1,014,505	$535,170	$3,588,803
Receivables:
Due from Pacific Life Insurance Company	193	34	810	1,267	—	1,267	—
Fund shares redeemed	—	—	—	—	4,319	—	2,065

Total Assets	355,785	95,013	1,195,395	865,852	1,018,824	536,437	3,590,868

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	4,319	—	2,065
Fund shares purchased	192	34	810	970	—	1,249	—
Other	—	2	67	—	191	—	248

Total Liabilities	192	36	877	970	4,510	1,249	2,313

NET ASSETS	$355,593	$94,977	$1,194,518	$864,882	$1,014,314	$535,188	$3,588,555

NET ASSETS CONSIST OF:
Accumulation units	$355,435	$94,761	$1,194,125	$864,645	$1,013,902	$534,954	$3,587,390
Contracts in payout (annuitization) period	158	216	393	237	412	234	1,165

NET ASSETS	$355,593	$94,977	$1,194,518	$864,882	$1,014,314	$535,188	$3,588,555

Units Outstanding	26,451	9,618	136,027	57,755	84,229	50,328	242,658

Accumulation Unit Value	$6.94 - $15.55	$5.51 - $11.01	$6.09 - $11.75	$5.21 - $25.20	$10.00 - $13.41	$7.62 - $11.89	$9.41 - $17.45

Cost of Investments	$460,725	$143,581	$1,719,789	$1,147,932	$1,013,833	$702,465	$3,694,317

(1)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008
(in thousands, except accumulation unit values)

	Variable Accounts
						AllianceBernstein
						VPS Balanced	BlackRock
	Inflation		Mid-Cap	Real	Small-Cap	Wealth Strategy	Global Allocation
	Managed	Comstock	Growth	Estate	Equity	Class B	V.I. Class III

ASSETS
Investments in portfolios, at value	$3,600,873	$1,363,420	$524,145	$371,242	$569,047	$53,171	$789,426
Receivables:
Due from Pacific Life Insurance Company	—	856	688	453	139	131	4,868
Fund shares redeemed	536	—	—	—	—	—	—

Total Assets	3,601,409	1,364,276	524,833	371,695	569,186	53,302	794,294

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	536	—	—	—	—	—	—
Fund shares purchased	—	856	688	453	139	131	4,868
Other	272	100	50	14	68	3	51

Total Liabilities	808	956	738	467	207	134	4,919

NET ASSETS	$3,600,601	$1,363,320	$524,095	$371,228	$568,979	$53,168	$789,375

NET ASSETS CONSIST OF:
Accumulation units	$3,599,396	$1,363,076	$524,005	$371,010	$568,916	$53,158	$789,374
Contracts in payout (annuitization) period	1,205	244	90	218	63	10	1

NET ASSETS	$3,600,601	$1,363,320	$524,095	$371,228	$568,979	$53,168	$789,375

Units Outstanding	258,506	193,586	95,372	26,092	58,025	7,532	100,003

Accumulation Unit Value	$8.51 - $16.43	$5.85 - $7.98	$4.83 - $6.91	$4.47 - $19.17	$7.30 - $10.57	$7.02 - $7.12	$7.84 - $7.96

Cost of Investments	$3,997,762	$2,168,453	$835,631	$535,503	$763,271	$59,705	$910,547

	Franklin
	Templeton VIP
	Founding Funds				SP Prudential	JPMorgan	JPMorgan
	Allocation			SP International	U.S. Emerging	Insurance Trust	Insurance Trust
	Class 4	Jennison	Value	Growth(1)	Growth	Core Bond	Equity Index

ASSETS
Investments in portfolios, at value	$109,100	$320	$335	$290	$197	$946	$236
Receivables:
Due from Pacific Life Insurance Company	454	—	—	—	—	24	—

Total Assets	109,554	320	335	290	197	970	236

LIABILITIES
Payables:
Fund shares purchased	454	—	—	—	—	—	—
Other	7	—	1	—	—	—	—

Total Liabilities	461	—	1	—	—	—	—

NET ASSETS	$109,093	$320	$334	$290	$197	$970	$236

NET ASSETS CONSIST OF:
Accumulation units	$109,093	$320	$334	$290	$197	$969	$236
Contracts in payout (annuitization) period	—	—	—	—	—	1	—

NET ASSETS	$109,093	$320	$334	$290	$197	$970	$236

Units Outstanding	16,549	42	38	32	19	86	29

Accumulation Unit Value	$6.55 - $6.65	$7.52 - $7.71	$8.59 - $8.82	$9.09 - $9.32	$10.42 - $10.69	$11.20 - $11.30	$7.94 - $8.02

Cost of Investments	$136,397	$267	$438	$359	$278	$925	$295

(1)	Formerly named SP William Blair International Growth Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008
(in thousands, except accumulation unit values)

	Variable Accounts
		JPMorgan	JPMorgan	JPMorgan
	JPMorgan	Insurance Trust	Insurance Trust	Insurance Trust
	Insurance Trust	Diversified	Intrepid	Diversified
	Diversified Equity	Mid Cap Value	Growth	Mid Cap Growth

ASSETS
Investments in portfolios, at value	$57,493	$134	$104	$88
Receivables:
Due from Pacific Life Insurance Company	—	11	7	—
Fund shares redeemed	8	—	—	—

Total Assets	57,501	145	111	88

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8	—	—	—
Other	7	—	—	—

Total Liabilities	15	—	—	—

NET ASSETS	$57,486	$145	$111	$88

NET ASSETS CONSIST OF:
Accumulation units	$57,486	$145	$110	$88
Contracts in payout (annuitization) period	—	—	1	—

NET ASSETS	$57,486	$145	$111	$88

Units Outstanding	6,739	17	15	11

Accumulation Unit Value	$8.46 - $8.54	$8.61 - $8.69	$7.34 - $7.41	$8.14 - $8.22

Cost of Investments	$93,426	$286	$123	$152

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap
	Growth	Value	Large-Cap(1)	Small-Cap	Index	Index

INVESTMENT INCOME
Dividends	$—	$83,693	$5,233	$17,063	$30,241	$5,474
EXPENSES
Mortality and expense risk, administrative and other fees	9,963	41,757	8,474	12,179	19,802	7,930

Net Investment Income (Loss)	(9,963)	41,936	(3,241)	4,884	10,439	(2,456)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(20,205)	(84,564)	(8,404)	(22,373)	(26,768)	(38,199)
Capital gain distributions	71,842	140,838	—	—	72,156	28,364

Realized Gain (Loss)	51,637	56,274	(8,404)	(22,373)	45,388	(9,835)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(454,349)	(1,768,123)	(356,875)	(459,017)	(730,734)	(147,507)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($412,675)	($1,669,913)	($368,520)	($476,506)	($674,907)	($159,798)

	Diversified		American Funds	American Funds	Large-Cap
	Research	Equity	Growth-Income	Growth	Value	Technology

INVESTMENT INCOME
Dividends	$9,668	$564	$19,492	$8,528	$42,791	$66
EXPENSES
Mortality and expense risk, administrative and other fees	14,542	1,769	22,744	21,256	36,292	962

Net Investment Income (Loss)	(4,874)	(1,205)	(3,252)	(12,728)	6,499	(896)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(3,512)	(2,042)	(48,680)	(41,861)	(52,615)	(5,308)
Capital gain distributions	142,147	16,593	62,103	235,879	100,386	13,561

Realized Gain	138,635	14,551	13,423	194,018	47,771	8,253

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(538,865)	(71,622)	(680,005)	(998,259)	(1,071,971)	(50,340)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($405,104)	($58,276)	($669,834)	($816,969)	($1,017,701)	($42,983)

	Short Duration	Floating	Diversified	Growth	Focused	Health
	Bond	Rate Loan	Bond	LT	30	Sciences

INVESTMENT INCOME
Dividends	$58,063	$53,445	$73,171	$6,864	$203	$931
EXPENSES
Mortality and expense risk, administrative and other fees	23,193	11,432	28,650	19,055	5,392	1,292

Net Investment Income (Loss)	34,870	42,013	44,521	(12,191)	(5,189)	(361)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(12,703)	(10,922)	(30,688)	(37,914)	(23,210)	(3,695)
Capital gain distributions	—	—	—	190,444	34,507	11,126

Realized Gain (Loss)	(12,703)	(10,922)	(30,688)	152,530	11,297	7,431

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(126,414)	(287,038)	(197,745)	(806,493)	(300,819)	(37,734)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($104,247)	($255,947)	($183,912)	($666,154)	($294,711)	($30,664)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Variable Accounts
	Mid-Cap	Large-Cap	International	Small-Cap	Multi-	Main Street
	Equity(1)	Growth	Large-Cap	Value	Strategy	Core

INVESTMENT INCOME
Dividends	$54,412	$—	$52,750	$11,267	$259	$23,136
EXPENSES
Mortality and expense risk, administrative and other fees	51,622	10,801	36,555	6,891	2,633	25,653

Net Investment Income (Loss)	2,790	(10,801)	16,195	4,376	(2,374)	(2,517)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(125,047)	(26,859)	(123,113)	(16,841)	(959)	(34,317)
Capital gain distributions	536,668	167,731	586,740	51,509	12,550	202,471

Realized Gain	411,621	140,872	463,627	34,668	11,591	168,154

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(1,977,830)	(609,429)	(1,506,420)	(189,859)	(98,972)	(933,384)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,563,419)	($479,358)	($1,026,598)	($150,815)	($89,755)	($767,747)

	Emerging	Money	High Yield	Managed	Inflation
	Markets	Market	Bond	Bond	Managed	Comstock

INVESTMENT INCOME
Dividends	$21,148	$17,393	$52,329	$169,920	$116,703	$38,910
EXPENSES
Mortality and expense risk, administrative and other fees	20,484	11,642	9,409	58,714	64,320	29,197

Net Investment Income	664	5,751	42,920	111,206	52,383	9,713

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(16,439)	143	(12,695)	(13,848)	(66,235)	(109,961)
Capital gain distributions	250,016	—	—	36,918	21,432	95,396

Realized Gain (Loss)	233,577	143	(12,695)	23,070	(44,803)	(14,565)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,013,720)	106	(185,055)	(262,846)	(459,442)	(813,372)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($779,479)	$6,000	($154,830)	($128,570)	($451,862)	($818,224)

						Franklin
				AllianceBernstein		Templeton VIP
				VPS Balanced	BlackRock	Founding Funds
	Mid-Cap	Real	Small-Cap	Wealth Strategy	Global Allocation	Allocation
	Growth	Estate	Equity	Class B(2)	V.I. Class III(2)	Class 4(2)

INVESTMENT INCOME
Dividends	$1,010	$20,923	$3,536	$398	$20,782	$2,936
EXPENSES
Mortality and expense risk, administrative and other fees	13,566	9,544	8,993	237	4,896	574

Net Investment Income (Loss)	(12,556)	11,379	(5,457)	161	15,886	2,362

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	7,818	(24,269)	(12,865)	(820)	(13,450)	(2,504)
Capital gain distributions	113,597	169,872	13,142	—	3,900	2,837

Realized Gain (Loss)	121,415	145,603	277	(820)	(9,550)	333

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(609,238)	(388,879)	(207,238)	(6,533)	(121,121)	(27,298)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($500,379)	($231,897)	($212,418)	($7,192)	($114,785)	($24,603)

(1)	Formerly named Mid-Cap Value Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Variable Accounts
				SP Prudential	JPMorgan	JPMorgan
			SP International	U.S. Emerging	Insurance Trust	Insurance Trust
	Jennison	Value	Growth(1)	Growth	Core Bond	Equity Index

INVESTMENT INCOME
Dividends (2)	$—	$8	$7	$—	$64	$8
EXPENSES
Mortality and expense risk, administrative and other fees	8	9	8	5	16	5

Net Investment Income (Loss)	(8)	(1)	(1)	(5)	48	3

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	12	(23)	(26)	(9)	(1)	4
Capital gain distributions	—	126	107	49	—	—

Realized Gain (Loss)	12	103	81	40	(1)	4

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(219)	(377)	(401)	(160)	(47)	(160)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($215)	($275)	($321)	($125)	$—	($153)

		JPMorgan	JPMorgan	JPMorgan
	JPMorgan	Insurance Trust	Insurance Trust	Insurance Trust
	Insurance Trust	Diversified	Intrepid	Diversified
	Diversified Equity	Mid Cap Value	Growth	Mid Cap Growth

INVESTMENT INCOME
Dividends	$1,552	$3	$1	$—
EXPENSES
Mortality and expense risk, administrative and other fees	1,424	3	2	2

Net Investment Income (Loss)	128	—	(1)	(2)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(10,342)	(43)	(4)	(2)
Capital gain distributions	13,396	48	—	28

Realized Gain (Loss)	3,054	5	(4)	26

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(38,401)	(90)	(65)	(99)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($35,219)	($85)	($70)	($75)

(1)	Formerly named SP William Blair International Growth Variable Account.

(2)	Jennison Portfolio declared dividends during the year ended December 31, 2008. The amount received by the Jennison Variable Account in full dollars was $309 for the year and is not shown on the above Statement of Operations due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Small-Cap Growth(1)		International Value		Long/Short Large-Cap(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($9,963)	($9,269)	$41,936	$21,560	($3,241)
Realized gain (loss)	51,637	(986)	56,274	336,885	(8,404)
Change in unrealized appreciation (depreciation) on investments	(454,349)	77,813	(1,768,123)	(290,274)	(356,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	(412,675)	67,558	(1,669,913)	68,171	(368,520)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	77,591	118,405	335,265	547,775	63,596
Transfers between variable and fixed accounts, net	143,934	202,530	130,072	737,247	1,028,708
Transfers—contract charges and deductions	(7,379)	(5,611)	(32,002)	(29,503)	(6,712)
Transfers—surrenders	(47,018)	(48,333)	(203,511)	(238,066)	(36,173)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	1	—
Transfers—other	67	(43)	143	(145)	(58)

Net Increase in Net Assets Derived from Contract Owner Transactions	167,195	266,948	229,967	1,017,309	1,049,361

NET INCREASE (DECREASE) IN NET ASSETS	(245,480)	334,506	(1,439,946)	1,085,480	680,841

NET ASSETS
Beginning of Year or Period	738,267	403,761	3,360,783	2,275,303	—

End of Year or Period	$492,787	$738,267	$1,920,837	$3,360,783	$680,841

	International Small-Cap		Equity Index		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,884	($3,118)	$10,439	$2,166	($2,456)	($80)
Realized gain (loss)	(22,373)	(3,008)	45,388	54,724	(9,835)	(4,731)
Change in unrealized appreciation (depreciation) on investments	(459,017)	12,248	(730,734)	2,214	(147,507)	(59,368)

Net Increase (Decrease) in Net Assets Resulting from Operations	(476,506)	6,122	(674,907)	59,104	(159,798)	(64,179)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	107,196	194,948	126,053	176,755	50,072	153,368
Transfers between variable and fixed accounts, net	5,073	132,058	689,929	(349,685)	(751,468)	430,744
Transfers—contract charges and deductions	(8,880)	(7,983)	(18,686)	(13,387)	(6,316)	(10,476)
Transfers—surrenders	(50,696)	(57,942)	(112,346)	(137,799)	(49,519)	(98,851)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	1	—	1
Transfers—other	103	(34)	14	19	114	(48)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	52,796	261,047	684,964	(324,096)	(757,117)	474,738

NET INCREASE (DECREASE) IN NET ASSETS	(423,710)	267,169	10,057	(264,992)	(916,915)	410,559

NET ASSETS
Beginning of Year	974,615	707,446	1,135,208	1,400,200	1,107,860	697,301

End of Year	$550,905	$974,615	$1,145,265	$1,135,208	$190,945	$1,107,860

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Diversified Research		Equity		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($4,874)	($11,564)	($1,205)	($2,244)	($3,252)	($3,124)
Realized gain (loss)	138,635	15,110	14,551	2,317	13,423	(2,247)
Change in unrealized appreciation (depreciation) on investments	(538,865)	403	(71,622)	7,432	(680,005)	40,860

Net Increase (Decrease) in Net Assets Resulting from Operations	(405,104)	3,949	(58,276)	7,505	(669,834)	35,489

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	106,587	246,956	1,947	2,838	182,365	353,023
Transfers between variable and fixed accounts, net	(346,614)	(242,258)	(8,127)	23,220	(232,602)	202,440
Transfers—contract charges and deductions	(11,792)	(15,098)	(2,100)	(3,407)	(17,379)	(16,500)
Transfers—surrenders	(75,341)	(116,777)	(17,062)	(33,325)	(103,172)	(126,764)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	99	25	5	(5)	137	(54)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(327,061)	(127,152)	(25,337)	(10,679)	(170,651)	412,145

NET INCREASE (DECREASE) IN NET ASSETS	(732,165)	(123,203)	(83,613)	(3,174)	(840,485)	447,634

NET ASSETS
Beginning of Year	1,335,806	1,459,009	156,811	159,985	1,887,291	1,439,657

End of Year	$603,641	$1,335,806	$73,198	$156,811	$1,046,806	$1,887,291

	American Funds Growth		Large-Cap Value		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($12,728)	($16,068)	$6,499	($6,774)	($896)	($1,302)
Realized gain (loss)	194,018	45,365	47,771	(2,740)	8,253	3,507
Change in unrealized appreciation (depreciation) on investments	(998,259)	116,954	(1,071,971)	42,844	(50,340)	12,176

Net Increase (Decrease) in Net Assets Resulting from Operations	(816,969)	146,251	(1,017,701)	33,330	(42,983)	14,381

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	165,397	301,833	263,813	439,811	2,954	3,749
Transfers between variable and fixed accounts, net	426,510	(422,445)	98,570	230,154	(20,339)	19,181
Transfers—contract charges and deductions	(16,135)	(13,240)	(29,986)	(29,384)	(565)	(611)
Transfers—surrenders	(100,256)	(103,922)	(185,516)	(213,918)	(8,486)	(11,074)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	1	—	—
Transfers—other	72	28	79	(49)	9	5

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	475,588	(237,746)	146,961	426,615	(26,427)	11,250

NET INCREASE (DECREASE) IN NET ASSETS	(341,381)	(91,495)	(870,740)	459,945	(69,410)	25,631

NET ASSETS
Beginning of Year	1,412,128	1,503,623	2,720,282	2,260,337	101,264	75,633

End of Year	$1,070,747	$1,412,128	$1,849,542	$2,720,282	$31,854	$101,264

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Short Duration Bond		Floating Rate Loan(1)		Diversified Bond

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$34,870	$44,785	$42,013	$22,715	$44,521	$49,816
Realized gain (loss)	(12,703)	(18,236)	(10,922)	(1,795)	(30,688)	2,224
Change in unrealized appreciation (depreciation) on investments	(126,414)	17,525	(287,038)	(41,482)	(197,745)	(68,765)

Net Increase (Decrease) in Net Assets Resulting from Operations	(104,247)	44,074	(255,947)	(20,562)	(183,912)	(16,725)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	152,042	252,185	78,056	71,173	198,888	255,906
Transfers between variable and fixed accounts, net	119,959	(497,331)	145,389	718,545	13,839	1,058,810
Transfers—contract charges and deductions	(22,354)	(20,460)	(11,531)	(6,548)	(27,088)	(17,719)
Transfers—surrenders	(133,369)	(122,869)	(66,367)	(35,942)	(153,169)	(105,975)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	—	—	1	—
Transfers—other	(25)	50	24	(90)	7	(138)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	116,254	(388,425)	145,571	747,138	32,478	1,190,884

NET INCREASE (DECREASE) IN NET ASSETS	12,007	(344,351)	(110,376)	726,576	(151,434)	1,174,159

NET ASSETS
Beginning of Year or Period	1,440,945	1,785,296	726,576	—	1,901,502	727,343

End of Year or Period	$1,452,952	$1,440,945	$616,200	$726,576	$1,750,068	$1,901,502

	Growth LT		Focused 30		Health Sciences

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($12,191)	($14,838)	($5,189)	($2,329)	($361)	($1,588)
Realized gain	152,530	15,888	11,297	32	7,431	1,627
Change in unrealized appreciation (depreciation) on investments	(806,493)	176,438	(300,819)	53,427	(37,734)	13,086

Net Increase (Decrease) in Net Assets Resulting from Operations	(666,154)	177,488	(294,711)	51,130	(30,664)	13,125

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	120,393	196,963	32,454	12,234	3,841	4,444
Transfers between variable and fixed accounts, net	221,428	(133,478)	339,694	49,499	(6,640)	2,983
Transfers—contract charges and deductions	(16,388)	(15,273)	(3,928)	(1,562)	(1,007)	(856)
Transfers—surrenders	(110,495)	(145,444)	(35,534)	(27,713)	(11,114)	(13,931)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	—	—	—	—
Transfers—other	48	(21)	(44)	(10)	(33)	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	214,987	(97,252)	332,642	32,448	(14,953)	(7,363)

NET INCREASE (DECREASE) IN NET ASSETS	(451,167)	80,236	37,931	83,578	(45,617)	5,762

NET ASSETS
Beginning of Year	1,397,014	1,316,778	253,725	170,147	105,009	99,247

End of Year	$945,847	$1,397,014	$291,656	$253,725	$59,392	$105,009

(1)	Operations commenced on May 2, 2007.
            See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Equity(1)		Large-Cap Growth		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,790	($30,096)	($10,801)	($16,650)	$16,195	($3,975)
Realized gain (loss)	411,621	(8,487)	140,872	63,149	463,627	730,990
Change in unrealized appreciation (depreciation) on investments	(1,977,830)	(133,002)	(609,429)	150,746	(1,506,420)	(437,546)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,563,419)	(171,585)	(479,358)	197,245	(1,026,598)	289,469

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	404,059	752,011	79,904	198,269	273,935	595,917
Transfers between variable and fixed accounts, net	(46,851)	165,526	23,474	(839,273)	(34,851)	(1,445,806)
Transfers—contract charges and deductions	(40,087)	(39,824)	(8,136)	(10,894)	(26,898)	(29,823)
Transfers—surrenders	(248,983)	(313,266)	(55,772)	(82,203)	(177,494)	(236,738)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	—	—	1	—
Transfers—other	263	(57)	2	87	121	115

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	68,402	564,390	39,472	(734,014)	34,814	(1,116,335)

NET INCREASE (DECREASE) IN NET ASSETS	(1,495,017)	392,805	(439,886)	(536,769)	(991,784)	(826,866)

NET ASSETS
Beginning of Year	3,935,195	3,542,390	914,344	1,451,113	2,821,428	3,648,294

End of Year	$2,440,178	$3,935,195	$474,458	$914,344	$1,829,644	$2,821,428

	Small-Cap Value		Multi-Strategy		Main Street Core

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,376	$2,162	($2,374)	$2,933	($2,517)	($5,735)
Realized gain (loss)	34,668	855	11,591	8,890	168,154	(1,538)
Change in unrealized appreciation (depreciation) on investments	(189,859)	4,897	(98,972)	(3,398)	(933,384)	53,204

Net Increase (Decrease) in Net Assets Resulting from Operations	(150,815)	7,914	(89,755)	8,425	(767,747)	45,931

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	44,764	64,659	2,833	7,631	194,946	341,106
Transfers between variable and fixed accounts, net	25,050	(20,672)	(21,142)	(9,834)	(211,823)	171,979
Transfers—contract charges and deductions	(5,432)	(5,673)	(3,948)	(5,023)	(22,118)	(23,952)
Transfers—surrenders	(39,162)	(46,538)	(27,659)	(47,766)	(136,107)	(181,933)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	2	2	—	—
Transfers—other	26	(7)	16	(7)	130	(51)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	25,246	(8,231)	(49,898)	(54,997)	(174,972)	307,149

NET INCREASE (DECREASE) IN NET ASSETS	(125,569)	(317)	(139,653)	(46,572)	(942,719)	353,080

NET ASSETS
Beginning of Year	481,162	481,479	234,630	281,202	2,137,237	1,784,157

End of Year	$355,593	$481,162	$94,977	$234,630	$1,194,518	$2,137,237

(1)	Formerly named Mid-Cap Value Variable Account.
            See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Emerging Markets		Money Market		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$664	($6,382)	$5,751	$21,594	$42,920	$40,400
Realized gain (loss)	233,577	254,986	143	175	(12,695)	(100)
Change in unrealized appreciation (depreciation) on investments	(1,013,720)	164,936	106	6	(185,055)	(33,136)

Net Increase (Decrease) in Net Assets Resulting from Operations	(779,479)	413,540	6,000	21,775	(154,830)	7,164

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	151,212	269,097	123,339	193,414	52,839	73,521
Transfers between variable and fixed accounts, net	(188,485)	(42,163)	701,304	153,889	70,539	(38,539)
Transfers—contract charges and deductions	(14,614)	(14,665)	(30,641)	(29,210)	(10,553)	(10,269)
Transfers—surrenders	(104,313)	(121,731)	(412,533)	(366,868)	(64,843)	(72,087)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	1	2	1	2
Transfers—other	(192)	88	(50)	(101)	(6)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(156,391)	90,627	381,420	(48,874)	47,977	(47,373)

NET INCREASE (DECREASE) IN NET ASSETS	(935,870)	504,167	387,420	(27,099)	(106,853)	(40,209)

NET ASSETS
Beginning of Year	1,800,752	1,296,585	626,894	653,993	642,041	682,250

End of Year	$864,882	$1,800,752	$1,014,314	$626,894	$535,188	$642,041

	Managed Bond		Inflation Managed		Comstock

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$111,206	$100,703	$52,383	$101,229	$9,713	$1,541
Realized gain (loss)	23,070	(17)	(44,803)	(16,600)	(14,565)	(2,835)
Change in unrealized appreciation (depreciation) on investments	(262,846)	137,618	(459,442)	231,741	(813,372)	(165,829)

Net Increase (Decrease) in Net Assets Resulting from Operations	(128,570)	238,304	(451,862)	316,370	(818,224)	(167,123)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	353,006	487,450	415,201	602,000	236,787	405,244
Transfers between variable and fixed accounts, net	(79,866)	553,454	(244,895)	707,210	(314,925)	894,929
Transfers—contract charges and deductions	(58,159)	(47,740)	(60,394)	(47,051)	(22,719)	(21,534)
Transfers—surrenders	(358,314)	(308,794)	(356,442)	(296,746)	(133,135)	(154,502)
Adjustments to net assets allocated to contracts in payout (annuitization) period	3	3	6	9	—	—
Transfers—other	(42)	(122)	33	(156)	169	(104)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(143,372)	684,251	(246,491)	965,266	(233,823)	1,124,033

NET INCREASE (DECREASE) IN NET ASSETS	(271,942)	922,555	(698,353)	1,281,636	(1,052,047)	956,910

NET ASSETS
Beginning of Year	3,860,497	2,937,942	4,298,954	3,017,318	2,415,367	1,458,457

End of Year	$3,588,555	$3,860,497	$3,600,601	$4,298,954	$1,363,320	$2,415,367

            See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Growth		Real Estate		Small-Cap Equity(1)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($12,556)	($12,491)	$11,379	($4,242)	($5,457)	($3,609)
Realized gain (loss)	121,415	(2,468)	145,603	(2,681)	277	(804)
Change in unrealized appreciation (depreciation) on investments	(609,238)	225,547	(388,879)	(160,531)	(207,238)	4,656

Net Increase (Decrease) in Net Assets Resulting from Operations	(500,379)	210,588	(231,897)	(167,454)	(212,418)	243

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	98,162	196,769	68,667	165,254	69,889	65,551
Transfers between variable and fixed accounts, net	(299,711)	42,163	(218,500)	(84,817)	346,825	272,971
Transfers—contract charges and deductions	(10,000)	(10,768)	(6,152)	(8,622)	(6,138)	(2,162)
Transfers—surrenders	(71,222)	(92,493)	(52,109)	(86,285)	(34,911)	(17,664)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	2	4	—	—
Transfers—other	137	(55)	52	44	1	(43)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(282,634)	135,616	(208,040)	(14,422)	375,666	318,653

NET INCREASE (DECREASE) IN NET ASSETS	(783,013)	346,204	(439,937)	(181,876)	163,248	318,896

NET ASSETS
Beginning of Year	1,307,108	960,904	811,165	993,041	405,731	86,835

End of Year	$524,095	$1,307,108	$371,228	$811,165	$568,979	$405,731

	AllianceBernstein VPS		BlackRock		Franklin Templeton VIP
	Balanced Wealth Strategy		Global Allocation		Founding Funds Allocation
	Class B(2)		V.I. Class III(2)		Class 4(2)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$161		$15,886		$2,362
Realized gain (loss)	(820)		(9,550)		333
Change in unrealized depreciation on investments	(6,533)		(121,121)		(27,298)

Net Decrease in Net Assets Resulting from Operations	(7,192)		(114,785)		(24,603)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	30,950		229,582		61,413
Transfers between variable and fixed accounts, net	30,213		691,601		73,963
Transfers—contract charges and deductions	(66)		(1,453)		(261)
Transfers—surrenders	(734)		(15,570)		(1,405)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—		—
Transfers—other	(3)		—		(14)

Net Increase in Net Assets Derived from Contract Owner Transactions	60,360		904,160		133,696

NET INCREASE IN NET ASSETS	53,168		789,375		109,093

NET ASSETS
Beginning of Period	—		—		—

End of Period	$53,168		$789,375		$109,093

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).
            See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Jennison		Value		SP International Growth(1)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($8)	($10)	($1)	($5)	($1)	($9)
Realized gain	12	24	103	107	81	114
Change in unrealized appreciation (depreciation) on investments	(219)	40	(377)	(92)	(401)	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(215)	54	(275)	10	(321)	106

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	2	1	—	—	—
Transfers between variable and fixed accounts, net	(8)	(12)	(113)	—	(81)	(3)
Transfers—contract charges and deductions	(-)	(3)	(41)	(6)	(-)	(1)
Transfers—surrenders	(26)	(27)	(8)	(28)	(12)	(16)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	1	—	(1)	1	—	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(33)	(40)	(162)	(33)	(93)	(21)

NET INCREASE (DECREASE) IN NET ASSETS	(248)	14	(437)	(23)	(414)	85

NET ASSETS
Beginning of Year	568	554	771	794	704	619

End of Year	$320	$568	$334	$771	$290	$704

	SP Prudential		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	U.S. Emerging Growth		Core Bond		Equity Index

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($5)	($6)	$48	$2,653	$3	$—
Realized gain (loss)	40	36	(1)	(166)	4	11
Change in unrealized appreciation (depreciation) on investments	(160)	15	(47)	(1,519)	(160)	7

Net Increase (Decrease) in Net Assets Resulting from Operations	(125)	45	—	968	(153)	18

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	16	3,185	—	7
Transfers between variable and fixed accounts, net	(19)	—	6	(57,968)	(33)	(10)
Transfers—contract charges and deductions	(-)	(1)	(41)	(426)	(1)	(3)
Transfers—surrenders	(16)	(1)	(177)	(966)	(28)	(57)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	—	—	2	8	(1)	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(35)	(2)	(194)	(56,167)	(63)	(64)

NET INCREASE (DECREASE) IN NET ASSETS	(160)	43	(194)	(55,199)	(216)	(46)

NET ASSETS
Beginning of Year	357	314	1,164	56,363	452	498

End of Year	$197	$357	$970	$1,164	$236	$452

(1)	Formerly named SP William Blair International Growth Variable Account.
            See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Diversified Equity		Diversified Mid Cap Value		Intrepid Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$128	($1,475)	$—	$1	($1)	($360)
Realized gain (loss)	3,054	(5)	5	119	(4)	20,867
Change in unrealized appreciation (depreciation) on investments	(38,401)	2,446	(90)	(120)	(65)	(11,419)

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,219)	966	(85)	—	(70)	9,088

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,310	9,035	—	2	5	5,952
Transfers between variable and fixed accounts, net	(63,588)	158,618	(8)	(13)	26	(113,858)
Transfers—contract charges and deductions	(1,704)	(1,671)	(1)	(3)	(9)	(728)
Transfers—surrenders	(5,841)	(4,545)	(20)	(49)	(11)	(1,698)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	18	(17)	(6)	1	(4)	12

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(69,805)	161,420	(35)	(62)	7	(110,320)

NET INCREASE (DECREASE) IN NET ASSETS	(105,024)	162,386	(120)	(62)	(63)	(101,232)

NET ASSETS
Beginning of Year	162,510	124	265	327	174	101,406

End of Year	$57,486	$162,510	$145	$265	$111	$174

	JPMorgan Insurance Trust
	Diversified Mid Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2)	($3)
Realized gain	26	38
Change in unrealized depreciation on investments	(99)	(5)

Net Increase (Decrease) in Net Assets Resulting from Operations	(75)	30

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	16	15
Transfers between variable and fixed accounts, net	(22)	(17)
Transfers—contract charges and deductions	(13)	(-)
Transfers—surrenders	(12)	(36)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—
Transfers—other	—	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(31)	(38)

NET DECREASE IN NET ASSETS	(106)	(8)

NET ASSETS
Beginning of Year	194	202

End of Year	$88	$194

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets and total returns for each year or period ended December 31 are presented in the table below. The annualized ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

Small-Cap Growth (4)
2008	70,481	$492,787	$5.82	$7.64	0.00%	(48.16%)	(47.32%)
2007	54,546	738,267	11.16	14.69	0.00%	12.81%	14.64%
2006	33,742	403,761	10.91	12.98	0.25%	2.99%	4.65%
2005	41,021	472,902	10.72	12.56	0.29%	0.63%	2.25%
2004	16,076	180,521	10.52	12.44	0.61%	16.59%	18.47%

International Value
2008	231,729	$1,920,837	$5.29	$9.59	3.07%	(48.82%)	(47.99%)
2007	201,230	3,360,783	10.31	18.63	2.26%	4.13%	5.82%
2006	138,057	2,275,303	11.34	17.78	1.76%	23.21%	25.19%
2005	114,680	1,541,384	11.66	14.35	1.93%	7.27%	8.99%
2004	128,990	1,612,193	10.87	13.30	1.75%	14.12%	15.96%

Long/Short Large-Cap (5)
05/02/2008 - 12/31/2008	104,216	$680,841	$6.44	$6.58	0.95%	(35.90%)	(35.21%)

International Small-Cap
2008	102,125	$550,905	$5.21	$6.05	2.15%	(48.88%)	(48.05%)
2007	92,643	974,615	10.12	11.80	1.20%	2.65%	4.31%
05/01/2006 - 12/31/2006	69,301	707,446	10.17	11.47	0.23%	2.14%	2.14%

Equity Index
2008	110,236	$1,145,265	$6.30	$14.58	2.33%	(38.59%)	(37.60%)
2007	62,460	1,135,208	10.19	23.61	1.71%	3.13%	4.81%
2006	77,542	1,400,200	11.16	22.75	1.76%	13.24%	15.06%
2005	80,050	1,308,175	10.41	19.97	1.75%	2.60%	4.25%
2004	46,439	782,694	10.02	19.35	1.70%	8.40%	10.14%

Small-Cap Index
2008	18,261	$190,945	$6.05	$10.83	1.06%	(36.32%)	(35.29%)
2007	68,229	1,107,860	9.43	16.91	1.53%	(3.97%)	(2.41%)
2006	40,398	697,301	11.37	17.50	1.30%	15.46%	17.32%
2005	62,917	937,336	13.55	15.06	0.51%	2.32%	3.96%
2004	63,104	914,933	13.08	14.64	0.74%	15.43%	17.29%

Diversified Research
2008	80,959	$603,641	$5.90	$7.71	1.02%	(40.28%)	(39.31%)
2007	106,191	1,335,806	9.81	12.77	0.72%	(0.82%)	0.79%
2006	114,405	1,459,009	10.79	12.82	0.75%	9.76%	11.53%
2005	86,073	995,912	11.13	11.64	0.57%	3.16%	4.82%
2004	39,648	442,305	10.66	11.24	0.66%	9.00%	10.76%

Equity
2008	8,382	$73,198	$5.90	$9.25	0.48%	(42.29%)	(41.36%)
2007	10,394	156,811	10.16	15.93	0.21%	4.15%	5.84%
2006	10,959	159,985	9.71	15.20	0.34%	6.51%	8.22%
2005	14,090	191,629	9.15	14.19	0.24%	4.43%	5.05%
2004	17,277	224,905	8.52	13.51	0.71%	3.06%	4.72%

American Funds Growth-Income
2008	138,531	$1,046,806	$6.19	$8.05	1.32%	(39.31%)	(38.33%)
2007	150,512	1,887,291	10.13	13.06	1.37%	2.57%	4.24%
2006	117,185	1,439,657	11.09	12.52	1.49%	12.51%	14.32%
05/02/2005 - 12/31/2005	66,574	723,937	10.84	10.96	1.81%	7.28%	8.84%

American Funds Growth
2008	141,837	$1,070,747	$5.73	$8.09	0.62%	(45.30%)	(44.41%)
2007	101,316	1,412,128	10.82	14.55	0.43%	9.70%	11.48%
2006	117,464	1,503,623	10.81	13.05	0.53%	7.64%	9.37%
05/02/2005 - 12/31/2005	83,851	993,328	11.81	11.94	0.72%	16.32%	18.57%

Large-Cap Value
2008	207,482	$1,849,542	$6.45	$10.08	1.81%	(36.09%)	(35.06%)
2007	191,383	2,720,282	10.03	15.68	1.28%	1.48%	3.12%
2006	158,730	2,260,337	11.01	15.36	1.35%	15.26%	17.11%
2005	131,227	1,624,942	10.80	13.24	1.13%	4.06%	5.73%
2004	202,397	2,398,999	10.38	12.65	1.47%	7.75%	9.49%

Technology
2008	8,023	$31,854	$3.22	$6.65	0.11%	(52.60%)	(51.83%)
2007	11,998	101,264	6.78	14.00	0.05%	20.59%	22.54%
2006	11,188	75,633	5.61	11.58	0.00%	7.18%	8.91%
2005	15,129	96,613	5.22	8.84	0.00%	19.31%	21.23%
2004	14,999	79,164	4.37	7.38	0.00%	1.61%	3.25%

See Notes to Financial Statements	See explanation of references on page K-5

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

Short Duration Bond
2008	148,056	$1,452,952	$9.34	$10.49	3.83%	(6.97%)	(5.47%)
2007	137,060	1,440,945	10.29	11.10	4.47%	2.39%	4.05%
2006	174,531	1,785,296	10.06	10.66	4.13%	2.21%	3.85%
2005	145,422	1,448,843	9.84	10.27	3.05%	(0.43%)	1.17%
2004	128,724	1,282,032	9.88	10.15	2.55%	(0.80%)	0.80%

Floating Rate Loan
2008	91,039	$616,200	$6.71	$7.42	7.16%	(30.68%)	(29.56%)
05/02/2007 - 12/31/2007	74,807	726,576	9.68	9.79	6.52%	(3.03%)	(2.87%)

Diversified Bond
2008	186,111	$1,750,068	$9.10	$9.72	3.91%	(9.63%)	(8.17%)
2007	183,313	1,901,502	10.01	10.59	5.01%	(0.70%)	0.91%
05/01/2006 - 12/31/2006	69,865	727,343	10.28	10.49	4.64%	4.22%	4.22%

Growth LT
2008	89,969	$945,847	$6.10	$15.96	0.55%	(42.13%)	(41.19%)
2007	72,629	1,397,014	11.07	27.42	0.44%	13.33%	15.16%
2006	73,790	1,316,778	10.10	24.05	0.64%	7.55%	9.28%
2005	58,503	1,027,253	9.27	22.23	0.24%	5.55%	7.25%
2004	73,097	1,219,527	8.67	20.93	0.00%	8.21%	9.96%

Focused 30
2008	35,531	$291,656	$4.94	$11.74	0.06%	(51.13%)	(50.34%)
2007	15,077	253,725	12.31	23.64	0.41%	29.22%	31.31%
2006	13,320	170,147	11.17	18.00	0.07%	21.27%	23.22%
2005	11,031	116,449	9.19	14.68	1.03%	19.66%	21.58%
2004	8,930	77,339	7.66	12.23	0.06%	12.57%	14.39%

Health Sciences
2008	6,193	$59,392	$7.61	$11.18	1.12%	(29.59%)	(28.45%)
2007	7,692	105,009	10.81	15.82	0.00%	14.15%	16.00%
2006	8,341	99,247	10.92	13.81	0.00%	5.97%	7.68%
2005	10,481	117,786	10.28	12.99	0.00%	13.01%	14.82%
2004	10,537	104,225	9.07	11.45	0.00%	5.41%	7.11%

Mid-Cap Equity (4)
2008	223,293	$2,440,178	$5.58	$13.36	1.62%	(40.21%)	(39.24%)
2007	204,995	3,935,195	9.28	22.21	0.79%	(4.10%)	(2.54%)
2006	168,985	3,542,390	11.30	23.02	0.76%	12.70%	14.51%
2005	127,837	2,386,950	14.96	20.31	0.64%	6.72%	8.43%
2004	78,005	1,371,581	13.84	18.91	0.40%	22.60%	24.58%

Large-Cap Growth (4)
2008	103,892	$474,458	$4.10	$6.39	0.00%	(51.46%)	(50.67%)
2007	98,533	914,344	8.43	13.13	0.00%	19.21%	21.14%
2006	190,175	1,451,113	7.05	10.98	0.23%	(5.72%)	(4.20%)
2005	132,162	1,059,638	7.46	9.02	0.31%	0.91%	2.53%
2004	213,592	1,687,616	7.38	8.91	0.77%	2.58%	4.24%

International Large-Cap
2008	224,083	$1,829,644	$6.41	$11.67	2.21%	(36.64%)	(35.61%)
2007	219,222	2,821,428	10.46	18.13	1.42%	7.09%	8.82%
2006	304,639	3,648,294	10.36	16.66	2.89%	24.50%	26.50%
2005	282,389	2,676,861	8.30	13.17	0.95%	10.47%	12.25%
2004	182,329	1,547,290	7.49	11.73	1.14%	16.26%	18.13%

Small-Cap Value
2008	26,451	$355,593	$6.94	$15.55	2.51%	(29.65%)	(28.51%)
2007	24,163	481,162	9.86	21.76	1.97%	1.08%	2.72%
2006	23,763	481,479	10.99	21.18	2.32%	17.39%	19.28%
2005	24,219	417,233	17.02	17.76	1.11%	11.41%	13.20%
2004	34,125	525,271	15.27	15.69	1.96%	21.95%	23.91%

Multi-Strategy
2008	9,618	$94,977	$5.51	$11.01	0.15%	(46.07%)	(45.20%)
2007	12,855	234,630	10.15	20.29	2.62%	2.27%	3.92%
2006	15,749	281,202	11.07	19.72	2.40%	9.48%	11.24%
2005	20,084	325,873	11.61	17.90	2.09%	1.73%	3.36%
2004	23,222	368,928	11.32	17.49	1.70%	7.64%	9.38%

Main Street Core
2008	136,027	$1,194,518	$6.09	$11.75	1.39%	(40.08%)	(39.11%)
2007	141,484	2,137,237	10.10	19.50	1.27%	2.32%	3.98%
2006	116,743	1,784,157	10.96	18.94	1.28%	12.90%	14.72%
2005	115,689	1,595,188	9.58	16.68	1.29%	3.90%	5.57%
2004	74,999	1,027,423	9.11	15.96	1.45%	7.37%	9.10%

See Notes to Financial Statements	See explanation of references on page K-5

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

Emerging Markets
2008	57,755	$864,882	$5.21	$25.20	1.58%	(48.72%)	(47.89%)
2007	58,327	1,800,752	13.07	48.37	1.13%	30.45%	32.56%
2006	53,065	1,296,585	12.35	36.49	0.77%	21.94%	23.90%
2005	55,958	1,099,297	16.62	29.77	1.16%	38.68%	40.91%
2004	39,728	550,207	11.96	21.39	2.18%	31.96%	34.09%

Money Market
2008	84,229	$1,014,314	$10.00	$13.41	2.26%	0.33%	1.95%
2007	51,227	626,894	10.32	13.29	4.84%	2.90%	4.57%
2006	54,709	653,993	10.12	12.84	4.60%	2.62%	4.27%
2005	47,882	552,496	9.89	12.43	2.77%	0.79%	2.41%
2004	50,956	578,711	9.81	12.26	0.99%	(0.99%)	0.61%

High Yield Bond
2008	50,328	$535,188	$7.62	$11.89	8.49%	(23.74%)	(22.51%)
2007	45,260	642,041	10.00	15.50	7.59%	0.40%	2.03%
2006	47,706	682,250	10.57	15.35	7.33%	7.26%	8.99%
2005	53,083	707,427	11.54	14.22	7.07%	0.35%	1.96%
2004	53,762	710,349	11.50	14.09	7.11%	7.26%	8.99%

Managed Bond
2008	242,658	$3,588,555	$9.41	$17.45	4.42%	(3.65%)	(2.10%)
2007	245,486	3,860,497	10.76	18.00	4.50%	6.37%	8.10%
2006	195,054	2,937,942	10.27	16.82	4.01%	2.74%	4.39%
2005	186,046	2,722,556	12.09	16.27	3.40%	0.61%	2.23%
2004	158,020	2,303,163	12.01	16.08	2.99%	3.29%	4.96%

Inflation Managed
2008	258,506	$3,600,601	$8.51	$16.43	2.78%	(11.14%)	(9.70%)
2007	267,549	4,298,954	10.76	18.37	4.30%	7.95%	9.70%
2006	198,553	3,017,318	9.96	16.92	4.04%	(1.47%)	0.12%
2005	157,433	2,430,537	12.93	17.07	3.01%	0.52%	2.13%
2004	130,232	1,991,098	12.86	16.88	0.88%	6.74%	8.46%

Comstock
2008	193,586	$1,363,320	$5.85	$7.98	2.05%	(38.05%)	(37.04%)
2007	211,667	2,415,367	9.38	12.68	1.62%	(4.94%)	(3.40%)
2006	121,309	1,458,457	11.07	13.13	1.77%	14.04%	15.87%
2005	78,368	821,032	10.06	11.33	1.64%	2.30%	3.95%
2004	65,803	670,082	9.81	10.90	1.32%	14.85%	16.70%

Mid-Cap Growth
2008	95,372	$524,095	$4.83	$6.91	0.11%	(49.39%)	(48.57%)
2007	121,631	1,307,108	9.52	13.61	0.46%	20.47%	22.42%
2006	109,244	960,904	7.88	11.27	0.31%	6.78%	8.50%
2005	28,496	231,698	7.36	9.85	0.00%	15.57%	17.43%
2004	27,151	191,057	6.36	8.49	0.00%	19.18%	21.10%

Real Estate
2008	26,092	$371,228	$4.47	$19.17	3.37%	(41.18%)	(40.23%)
2007	30,703	811,165	7.55	32.40	1.10%	(17.83%)	(16.50%)
2006	27,982	993,041	11.79	39.20	3.14%	35.34%	37.51%
2005	25,484	674,545	21.58	28.79	0.91%	14.48%	16.32%
2004	25,556	590,482	18.62	25.00	2.73%	34.89%	37.07%

Small-Cap Equity (4)
2008	58,025	$568,979	$7.30	$10.57	0.60%	(27.58%)	(26.41%)
2007	29,618	405,731	10.25	14.36	0.28%	3.93%	5.61%
2006	6,512	86,835	11.13	13.60	0.75%	16.34%	18.21%
05/02/2005 - 12/31/2005	5,459	62,324	11.38	11.50	0.84%	12.09%	14.27%

AllianceBernstein VPS Balanced Wealth Strategy Class B (5)
05/01/2008 - 12/31/2008	7,532	$53,168	$7.02	$7.12	2.60%	(29.31%)	(29.31%)

BlackRock Global Allocation V.I. Class III (5)
05/01/2008 - 12/31/2008	100,003	$789,375	$7.84	$7.96	6.64%	(21.26%)	(20.97%)

Franklin Templeton VIP Founding Funds Allocation Class 4 (5)
05/01/2008 - 12/31/2008	16,549	$109,093	$6.55	$6.65	7.92%	(34.08%)	(33.97%)

See Notes to Financial Statements	See explanation of references on page K-5

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

Jennison
2008	42	$320	$7.52	$7.71	0.07%	(38.64%)	(38.43%)
2007	46	568	12.25	12.52	0.00%	9.61%	10.00%
2006	49	554	11.18	11.39	0.00%	(0.39%)	(0.04%)
2005	52	586	11.22	11.39	0.00%	12.05%	12.44%
2004	54	546	10.01	10.13	0.04%	7.32%	7.70%

Value
2008	38	$334	$8.59	$8.82	1.46%	(43.56%)	(43.36%)
2007	50	771	15.22	15.56	0.99%	1.03%	1.39%
2006	52	794	15.07	15.35	0.97%	17.37%	17.78%
2005	63	819	12.84	13.03	0.83%	14.21%	14.60%
2004	74	837	11.24	11.37	0.91%	13.82%	14.22%

SP International Growth (4)
2008	32	$290	$9.09	$9.32	1.37%	(51.35%)	(51.18%)
2007	37	704	18.68	19.10	0.37%	17.05%	17.46%
2006	39	619	15.96	16.26	1.60%	18.33%	18.75%
2005	47	642	13.49	13.69	0.25%	13.79%	14.19%
2004	60	714	11.85	11.99	0.00%	14.11%	14.51%

SP Prudential U.S. Emerging Growth
2008	19	$197	$10.42	$10.69	0.00%	(37.35%)	(37.13%)
2007	21	357	16.63	17.01	0.00%	14.31%	14.72%
2006	21	314	14.55	14.82	0.00%	7.21%	7.58%
2005	22	298	13.57	13.78	0.00%	15.44%	15.85%
2004	23	270	11.76	11.89	0.03%	18.91%	19.32%

JPMorgan Insurance Trust Core Bond (4)
2008	86	$970	$11.20	$11.30	5.64%	(0.22%)	(0.02%)
2007	103	1,164	11.23	11.31	14.08%	4.61%	4.82%
2006	5,228	56,363	10.73	10.79	6.69%	2.49%	2.69%
2005	12,119	127,276	10.50	10.50	2.65%	0.97%	0.97%
06/10/2004 - 12/31/2004	3,092	32,173	10.40	10.40	0.00%	4.04%	4.04%

JPMorgan Insurance Trust Equity Index (4)
2008	29	$236	$7.94	$8.02	2.18%	(38.20%)	(38.08%)
2007	35	452	12.85	12.95	1.48%	3.63%	3.63%
2006	40	498	12.43	12.49	1.32%	13.82%	13.82%
2005	40	444	10.98	10.98	1.39%	3.01%	3.01%
06/10/2004 - 12/31/2004	21	226	10.66	10.66	0.00%	6.55%	6.55%

JPMorgan Insurance Trust Diversified Equity (4)
2008	6,739	$57,486	$8.46	$8.54	1.55%	(35.84%)	(35.71%)
2007	12,245	162,510	13.19	13.28	See Note (6)	8.91%	8.91%
2006	10	124	12.13	12.20	0.96%	14.54%	14.54%
2005	16	169	10.65	10.65	1.00%	0.91%	0.91%
06/10/2004 - 12/31/2004	7	70	10.55	10.55	0.00%	5.52%	5.52%

JPMorgan Insurance Trust Diversified Mid Cap Value (4)
2008	17	$145	$8.61	$8.69	1.47%	(36.51%)	(36.38%)
2007	19	265	13.57	13.66	1.79%	(0.69%)	(0.49%)
2006	24	327	13.66	13.73	2.33%	14.87%	15.10%
2005	8,127	96,939	11.89	11.93	0.25%	8.23%	8.23%
06/10/2004 - 12/31/2004	1,148	12,649	11.02	11.02	0.00%	10.23%	10.23%

JPMorgan Insurance Trust Intrepid Growth (4)
2008	15	$111	$7.34	$7.41	0.87%	(40.19%)	(40.07%)
2007	14	174	12.27	12.36	0.49%	9.77%	9.99%
2006	9,029	101,406	11.18	11.24	0.07%	3.71%	3.91%
2005	6,941	75,038	10.78	10.81	0.48%	3.60%	3.60%
06/10/2004 - 12/31/2004	2,816	29,388	10.44	10.44	0.00%	4.38%	4.38%

JPMorgan Insurance Trust Diversified Mid Cap Growth (4)
2008	11	$88	$8.14	$8.22	0.00%	(44.68%)	(44.57%)
2007	13	194	14.72	14.83	0.00%	15.37%	15.60%
2006	16	202	12.76	12.83	0.00%	9.84%	9.84%
2005	19	220	11.68	11.68	0.00%	9.55%	9.55%
06/10/2004 - 12/31/2004	8	86	10.66	10.66	0.00%	6.58%	6.58%

See Notes to Financial Statements	See explanation of references on page K-5

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on K-1 through K-4
(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Prior to May 1, 2004, SP International Growth Variable Account was named SP Jennison International Growth Variable Account, and prior to May 1, 2007, it was named SP William Blair International Growth Variable Account; prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account; prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account; prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account; prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account; prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(5)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(6)	Amount represents less than 0.005%.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2008 is comprised of forty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Prudential Series Fund, Inc. (Class II shares), and JPMorgan Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) four new Variable Accounts listed in the following table:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

Long/Short Large-Cap	May 2, 2008	BlackRock Global Allocation V.I. Class III	May 1, 2008
AllianceBernstein VPS Balanced Wealth Strategy Class B	May 1, 2008	Franklin Templeton VIP Founding Funds Allocation Class 4	May 1, 2008
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 30, 2007. In connection with the Reorganization, a total of 6,163,071 outstanding accumulation units (valued at $32,559,412) of the Concentrated Growth Variable Account were exchanged for 2,205,668 accumulation units with equal value of the Equity Variable Account; and a total of 5,898,018 outstanding accumulation units (valued at $61,582,163) of the Capital Opportunities Variable Account were exchanged for 3,828,190 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in SFAS 157.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.
3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, Pacific Odyssey, Pacific Voyages, Pacific Journey, and Pacific Value Edge. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select (issued prior to August 1, 2006), and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit Rider, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), Pacific Voyages, Pacific Journey, and Pacific Value Edge Contracts have two different death benefit options: the Standard Death Benefit Rider and the Stepped-Up Death Benefit Rider. Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, and additional death benefit riders charges for Contract owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

	Death Benefit Options
		With	With
	Standard	Stepped-Up	Premier
Pacific One and Pacific	Death	Death	Death
Portfolios Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	1.25%	1.25%	N/A
Administrative Fee	0.15%	0.15%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.40%	1.60%	N/A

Pacific Value and Pacific Innovations Contracts

M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific One Select (issued
prior to 8/1/2006) and
Pacific Innovations Select
Contracts

M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts

M&E Charge	1.50%	1.50%	N/A
Administrative Fee	0.25%	0.25%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.75%	1.95%	N/A

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With	With
	Standard	Stepped-Up	Premier
	Death	Death	Death
Pacific Odyssey Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%	N/A
Administrative Fee	0.15%	0.15%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.15%	1.35%	N/A

Pacific Journey Contracts

M&E Charge	0.90%	0.90%	N/A
Administrative Fee	0.15%	0.15%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.05%	1.25%	N/A

     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year or periods ended December 31, 2008, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Small-Cap Growth	$228,318	$71,100
International Value	404,613	216,407
Long/Short Large-Cap (1)	1,076,128	35,156
International Small-Cap	139,353	98,785
Equity Index	811,069	145,883
Small-Cap Index	58,514	823,654
Diversified Research	106,022	447,695
Equity	8,164	35,276
American Funds Growth-Income	167,610	361,078
American Funds Growth	582,086	127,754
Large-Cap Value	276,010	165,357
Technology	24,270	51,665
Short Duration Bond	297,026	203,956
Floating Rate Loan	195,442	61,320
Diversified Bond	288,830	285,024
Growth LT	368,699	172,776
Focused 30	458,884	131,622
Health Sciences	34,285	50,534
Mid-Cap Equity (formerly named Mid-Cap Value)	398,005	381,349
Large-Cap Growth	131,180	102,473
International Large-Cap	447,704	449,458
Small-Cap Value	106,023	87,665
Multi-Strategy	5,514	58,058
Main Street Core	204,774	405,474
Emerging Markets	167,021	343,643
Money Market	1,150,030	780,226
High Yield Bond	149,347	110,771
Managed Bond	393,536	595,639
Inflation Managed	386,601	697,469
Comstock	240,261	503,383
Mid-Cap Growth	129,925	426,207
Real Estate	85,763	303,381
Small-Cap Equity	446,526	79,831
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	64,594	4,467
BlackRock Global Allocation V.I. Class III (1)	969,833	70,518
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	142,163	9,035
Jennison	1	43
Value	5	175
SP International Growth (formerly named SP William Blair International Growth)	1	101
SP Prudential U.S. Emerging Growth	—	40
JPMorgan Insurance Trust Core Bond	210	421
JPMorgan Insurance Trust Equity Index	3	70
JPMorgan Insurance Trust Diversified Equity	603	71,844
JPMorgan Insurance Trust Diversified Mid Cap Value	—	32
JPMorgan Insurance Trust Intrepid Growth	38	28
JPMorgan Insurance Trust Diversified Mid Cap Growth	21	54

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2008 and 2007 were as follows (amounts in thousands):

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (formerly named Fasciano Small Equity)	34,308	(18,373)	15,935	30,357	(9,553)	20,804
International Value	78,748	(48,249)	30,499	95,990	(32,817)	63,173
Long/Short Large-Cap (1)	116,647	(12,431)	104,216
International Small-Cap	37,656	(28,174)	9,482	42,196	(18,854)	23,342
Equity Index	69,108	(21,332)	47,776	21,513	(36,595)	(15,082)
Small-Cap Index	9,938	(59,906)	(49,968)	42,148	(14,317)	27,831
Diversified Research	22,874	(48,106)	(25,232)	31,344	(39,558)	(8,214)
Equity	1,141	(3,153)	(2,012)	4,427	(4,992)	(565)
American Funds Growth-Income	39,704	(51,685)	(11,981)	59,098	(25,771)	33,327
American Funds Growth	71,203	(30,682)	40,521	42,476	(58,624)	(16,148)
Large-Cap Value	54,759	(38,660)	16,099	63,702	(31,049)	32,653
Technology	5,351	(9,326)	(3,975)	8,189	(7,379)	810
Short Duration Bond	61,613	(50,617)	10,996	59,029	(96,500)	(37,471)
Floating Rate Loan (2)	40,445	(24,213)	16,232	87,623	(12,816)	74,807
Diversified Bond	71,829	(69,031)	2,798	135,194	(21,746)	113,448
Growth LT	39,091	(21,751)	17,340	23,831	(24,992)	(1,161)
Focused 30	35,120	(14,666)	20,454	10,216	(8,459)	1,757
Health Sciences	3,750	(5,249)	(1,499)	3,481	(4,130)	(649)
Mid-Cap Equity (formerly named Mid-Cap Value)	73,937	(55,639)	18,298	72,159	(36,149)	36,010
Large-Cap Growth	35,347	(29,988)	5,359	41,878	(133,520)	(91,642)
International Large-Cap	86,369	(81,508)	4,861	98,458	(183,875)	(85,417)
Small-Cap Value	20,600	(18,312)	2,288	9,009	(8,609)	400
Multi-Strategy	1,032	(4,269)	(3,237)	2,232	(5,126)	(2,894)
Main Street Core	45,642	(51,099)	(5,457)	55,105	(30,364)	24,741
Emerging Markets	20,504	(21,076)	(572)	22,726	(17,464)	5,262
Money Market	141,510	(108,508)	33,002	149,077	(152,559)	(3,482)
High Yield Bond	22,393	(17,325)	5,068	19,816	(22,262)	(2,446)
Managed Bond	84,207	(87,035)	(2,828)	97,259	(46,827)	50,432
Inflation Managed	83,837	(92,880)	(9,043)	111,778	(42,782)	68,996
Comstock	59,477	(77,558)	(18,081)	116,440	(26,082)	90,358
Mid-Cap Growth	33,650	(59,909)	(26,259)	41,410	(29,023)	12,387
Real Estate	11,382	(15,993)	(4,611)	13,078	(10,357)	2,721
Small-Cap Equity (formerly named VN Small-Cap Value)	41,964	(13,557)	28,407	27,671	(4,565)	23,106
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	8,345	(813)	7,532
BlackRock Global Allocation V.I. Class III (1)	116,477	(16,474)	100,003
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	18,398	(1,849)	16,549
Jennison	—	(4)	(4)	—	(3)	(3)
Value	—	(12)	(12)	—	(2)	(2)
SP International Growth (formerly named SP William Blair International Growth)	—	(5)	(5)	—	(2)	(2)
SP Prudential U.S. Emerging Growth	—	(2)	(2)	—	—	—
JPMorgan Insurance Trust Core Bond	15	(32)	(17)	542	(5,667)	(5,125)
JPMorgan Insurance Trust Equity Index	—	(6)	(6)	1	(6)	(5)
JPMorgan Insurance Trust Diversified Equity	471	(5,977)	(5,506)	12,789	(554)	12,235
JPMorgan Insurance Trust Diversified Mid Cap Value	—	(2)	(2)	—	(5)	(5)
JPMorgan Insurance Trust Intrepid Growth	4	(3)	1	887	(9,902)	(9,015)
JPMorgan Insurance Trust Diversified Mid Cap Growth	2	(4)	(2)	2	(5)	(3)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 2, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including schedule of investments, of Separate Account A (the “Separate Account”) comprised of Small-Cap Growth, International Value, Long/Short Large-Cap, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Equity (formerly named Mid-Cap Value), Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, Jennison, Value, SP International Growth (formerly named SP William Blair International Growth), SP Prudential U.S. Emerging Growth, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009
M-1

Pacific Life Insurance Company
P.O. Box 2378
Omaha, NE 68103-2378

CHANGE SERVICE REQUESTED

Annual Reports
as of December 31, 2008

•	Pacific Select Fund

•	Separate Account A of Pacific Life Insurance Company

Form No.	2143-09A